OTHER REQUIRED DISCLOSURES (Financial Debt Reconciliation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	$ (2,387,501)	$ (1,271,014)
Cash flows	20,343	330,770
Reclassifications	0	0
Acquisitions - finance leases	(13,040)	(14,556)
Acquisition of business		(1,250,076)
Foreign exchange adjustments	174,358	(31,981)
Other non cash movements	(234,403)	(150,644)
Liabilities arising from financing activities, ending balance	(2,440,243)	(2,387,501)
Finance lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	(241,087)	(239,149)
Cash flows	70,632	69,683
Reclassifications	0	0
Acquisitions - finance leases	(13,040)	(14,556)
Acquisition of business		(25,677)
Foreign exchange adjustments	11,403	(4,049)
Other non cash movements	(38,032)	(27,339)
Liabilities arising from financing activities, ending balance	(210,124)	(241,087)
Short term borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	(940,453)	(499,164)
Cash flows	541,250	248,587
Reclassifications	(106,116)	(511,723)
Acquisitions - finance leases	0	0
Acquisition of business		(26,558)
Foreign exchange adjustments	27,514	(30,199)
Other non cash movements	(192,267)	(121,396)
Liabilities arising from financing activities, ending balance	(670,072)	(940,453)
Long term borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	(1,205,961)	(532,701)
Cash flows	(591,539)	12,500
Reclassifications	106,116	511,723
Acquisitions - finance leases	0	0
Acquisition of business		(1,197,841)
Foreign exchange adjustments	135,441	2,267
Other non cash movements	(4,104)	(1,909)
Liabilities arising from financing activities, ending balance	$ (1,560,047)	$ (1,205,961)